CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions		Total shareholders' equity CNY (¥)	Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury shares CNY (¥)	Restructuring reserve CNY (¥)	Subscription receivables CNY (¥)	Statutory reserves CNY (¥)	Cumulative translation adjustments CNY (¥)	Unrealized gains (losses) on interest rate swaps and others CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interest CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2019		¥ 492,257	¥ 1	¥ 231,783		¥ (97)	¥ (49)	¥ 5,068	¥ (2,592)	¥ 257	¥ 257,886	¥ 116,326	¥ 608,583
Balance (in shares) at Mar. 31, 2019 | shares	[1]		20,696,476,576
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		2,712					(2)		2,711	3		344	3,056
Share of additional paid-in capital and other comprehensive income of equity method investees		(732)		(186)					(537)	(9)			(732)
Change in fair value of interest rate swaps under hedge accounting and others		(507)								(507)			(507)
Net income for the year		149,433									149,433	(8,959)	140,474
Acquisition of subsidiaries		2,252		2,252								(501)	1,751
Acquisition of subsidiaries (in shares) | shares	[1]		14,329,896
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options		960		960									960
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares	[1]		206,246,032
Issuance of shares - global offering, net of issuance costs		91,112		91,112									91,112
Issuance of shares - global offering, net of issuance costs (in shares) | shares	[1]		575,000,000
Repurchase and retirement of ordinary shares (in shares) | shares	[1]		(57,560)
Transactions with noncontrolling interests		(9,629)		(9,629)								4,138	(5,491)
Amortization of compensation cost		27,584		27,584								4,009	31,593
Appropriation to statutory reserves								1,032			(1,032)
Others		(41)		(169)		¥ 97			31			(210)	(251)
Balance at Mar. 31, 2020		755,401	¥ 1	343,707			(51)	6,100	(387)	(256)	406,287	115,147	870,548
Balance (in shares) at Mar. 31, 2020 | shares	[1]		21,491,994,944
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		(17,071)					4		(17,092)	17		(1,571)	(18,642)
Share of additional paid-in capital and other comprehensive income of equity method investees		(747)		702					(1,451)	2		1	(746)
Change in fair value of interest rate swaps under hedge accounting and others		104								104			104
Net income for the year		150,578									150,578	(7,434)	143,144
Acquisition of subsidiaries		1,836		1,836								28,389	30,225
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options		205		205									205
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares			211,562,920
Repurchase and retirement of ordinary shares		(773)		(79)							(694)		(773)
Repurchase and retirement of ordinary shares (in shares) | shares			(4,526,416)
Transactions with noncontrolling interests		1,201		1,201								(507)	694
Amortization of compensation cost		47,006		47,006								3,983	50,989
Appropriation to statutory reserves								1,247			(1,247)
Others		(270)		(270)								(517)	(787)
Balance at Mar. 31, 2021		937,470	¥ 1	394,308			(47)	7,347	(18,930)	(133)	554,924	137,491	¥ 1,074,961
Balance (in shares) at Mar. 31, 2021 | shares			21,699,031,448										21,699,031,448	21,699,031,448
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment		(13,466)					1		(13,470)	3		(2,003)	¥ (15,469)
Share of additional paid-in capital and other comprehensive income of equity method investees		(1,229)		(445)					(784)			2	(1,227)
Change in fair value of interest rate swaps under hedge accounting and others		157								157			157	$ 25
Net income for the year		62,249									62,249	(15,358)	46,891
Acquisition of subsidiaries												59	59
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options		109		109									109
Issuance of shares, including vesting of RSUs and early exercised options and exercise of share options (in shares) | shares			177,096,968
Repurchase and retirement of ordinary shares		(61,912)		(8,567)	¥ (2,221)						(51,124)		(61,912)
Repurchase and retirement of ordinary shares (in shares) | shares			(518,805,304)
Transactions with noncontrolling interests		6,057		6,057								(38)	6,019
Amortization of compensation cost		19,334		19,334								4,670	24,004
Appropriation to statutory reserves								2,492			(2,492)
Others		(290)		(290)								(764)	(1,054)
Balance at Mar. 31, 2022		¥ 948,479	¥ 1	¥ 410,506	¥ (2,221)		¥ (46)	¥ 9,839	¥ (33,184)	¥ 27	¥ 563,557	¥ 124,059	¥ 1,072,538	$ 169,189
Balance (in shares) at Mar. 31, 2022 | shares			21,357,323,112										21,357,323,112	21,357,323,112

[1]	Note: The number of shares has been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on July 30, 2019 as detailed in Note 2(a).